DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 275	$ 240	$ 180
Depreciation and amortization of real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	244	212	153
Depreciation and amortization of non-real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 31	$ 28	$ 27